N-4	Mar. 15, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
DFA VA EQUITY ALLOCATION PORTFOLIO
DFA VA INTERNATIONAL VALUE PORTFOLIO
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect changes made to the DFA portfolios effective March 1, 2024.

Portfolios	Current Expenses
DFA VA Equity Allocation Portfolio	0.31%

DFA VA International Value Portfolio	0.27%
For more information about these changes and about the portfolios in general, refer to the DFA Portfolio Prospectuses.

DFA VA Equity Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Equity Allocation Portfolio
Current Expenses [Percent]	0.31%
DFA VA International Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio
Current Expenses [Percent]	0.27%